PROPERTY, PLANT AND EQUIPMENT - Additional Information for Rollforward (Details)				12 Months Ended
	Jan. 19, 2018 USD ($)	May 31, 2017	Jan. 16, 2017 USD ($) installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of years purchaser allowed to evaluate project per option agreement				3 years
Puna Operations Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment		8 years
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress				$ 44,858,000	$ 17,307,000
Mineral properties subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress				$ 0	3,715,000
Exploration and evaluation assets | Candelaria project
Disclosure of detailed information about property, plant and equipment [line items]
Initial proceeds from sale of productive assets			$ 1,000,000
Number of annual installments per option agreement | installment			3
Annual installment amount per option agreement	$ 1,000,000		$ 1,000,000
Pirquitas plant assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment reversal recognized					$ 24,357,000
Seabee Gold Operation
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used for future cash payments				2.30%	2.30%
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				$ 0	$ 0
Impairment loss recognised in profit or loss, property, plant and equipment					1,646,000
Gross carrying amount | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				0	0
Impairment loss recognised in profit or loss, property, plant and equipment					0
Gross carrying amount | Mineral properties subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				33,635,000	45,295,000
Impairment loss recognised in profit or loss, property, plant and equipment					747,000
Gross carrying amount | Mineral properties subject to depreciation, net of assets held-for-sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers					45,295,000
Gross carrying amount | Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				$ 0	0
Impairment loss recognised in profit or loss, property, plant and equipment					$ 899,000